Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
October 31, 2020
T02-QTLY-1220
1.9584805.106

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 24.3%
Brewers – 0.8%
Molson Coors Brewing Co. Class B	72,281	$2,548,628
The Boston Beer Co., Inc. Class A (a)	3,989	4,145,289
		6,693,917
Distillers & Vintners – 2.5%
Brown-Forman Corp. Class B	127,109	8,860,768
Constellation Brands, Inc. Class A	65,469	10,817,443
MGP Ingredients, Inc.	6,072	255,146
		19,933,357
Soft Drinks – 21.0%
Coca-Cola Bottling Co. Consolidated	1,826	418,063
Keurig Dr Pepper, Inc.	161,163	4,335,285
Monster Beverage Corp. (a)	163,555	12,523,406
National Beverage Corp. (a)	7,386	578,250
PepsiCo, Inc.	561,040	74,781,021
The Coca-Cola Co.	1,615,756	77,653,233
		170,289,258
TOTAL BEVERAGES		196,916,532
FOOD & STAPLES RETAILING – 19.9%
Drug Retail – 1.3%
Rite Aid Corp. (a)	15,469	141,387
Walgreens Boots Alliance, Inc.	296,515	10,093,370
		10,234,757
Food Distributors – 1.8%
Performance Food Group Co. (a)	49,628	1,667,997
SpartanNash Co.	17,716	326,152
Sysco Corp.	188,027	10,399,773
The Andersons, Inc.	13,063	283,337
The Chefs' Warehouse, Inc. (a)	12,241	165,498
United Natural Foods, Inc. (a)	17,378	253,198
US Foods Holding Corp. (a)	82,706	1,728,555
		14,824,510
Food Retail – 2.0%
Casey's General Stores, Inc.	16,722	2,818,828
Grocery Outlet Holding Corp. (a)	32,022	1,409,608
Ingles Markets, Inc. Class A	5,046	180,950
Sprouts Farmers Market, Inc. (a)	50,344	959,053
The Kroger Co.	320,740	10,331,035
Village Super Market, Inc. Class A	3,737	84,643
Weis Markets, Inc.	9,755	442,975
		16,227,092
Hypermarkets & Super Centers – 14.8%
BJ's Wholesale Club Holdings, Inc. (a)	56,738	2,172,498
Costco Wholesale Corp.	105,801	37,836,554
PriceSmart, Inc.	7,271	501,699
Walmart, Inc.	569,831	79,064,051
		119,574,802
TOTAL FOOD & STAPLES RETAILING		160,861,161

	Shares	Value
FOOD PRODUCTS – 18.8%
Agricultural Products – 2.5%
Archer-Daniels-Midland Co.	245,980	$ 11,374,115
Bunge Ltd.	62,524	3,546,987
Darling Ingredients, Inc. (a)	70,317	3,023,631
Fresh Del Monte Produce, Inc.	12,219	263,075
Ingredion, Inc.	25,978	1,841,580
		20,049,388
Packaged Foods & Meats – 16.3%
B&G Foods, Inc.	24,225	643,416
Beyond Meat, Inc. (a)	9,741	1,387,411
Calavo Growers, Inc.	6,544	439,299
Cal-Maine Foods, Inc. (a)	20,321	779,310
Campbell Soup Co.	78,711	3,673,442
Conagra Brands, Inc.	198,945	6,980,980
Flowers Foods, Inc.	107,879	2,543,787
Freshpet, Inc. (a)	19,439	2,225,766
General Mills, Inc.	250,796	14,827,060
Hormel Foods Corp.	140,810	6,856,039
Hostess Brands, Inc. (a)	72,873	921,115
J&J Snack Foods Corp.	5,899	799,727
John B Sanfilippo & Son, Inc.	3,110	226,284
Kellogg Co.	112,335	7,064,748
Lamb Weston Holdings, Inc.	56,114	3,560,433
Lancaster Colony Corp.	9,390	1,560,055
Landec Corp. (a)	10,308	99,060
McCormick & Co., Inc. (non-vtg.)	52,070	9,399,156
Mondelez International, Inc. Class A	586,221	31,140,060
Pilgrim's Pride Corp. (a)	22,682	379,697
Post Holdings, Inc. (a)	31,588	2,713,409
Sanderson Farms, Inc.	9,091	1,163,375
Seaboard Corp.	198	682,110
The Hain Celestial Group, Inc. (a)	39,387	1,211,150
The Hershey Co.	60,875	8,367,877
The JM Smucker Co.	49,036	5,501,839
The Kraft Heinz Co.	268,317	8,207,817
The Simply Good Foods Co. (a)	30,055	565,034
Tootsie Roll Industries, Inc.	22,113	660,736
TreeHouse Foods, Inc. (a)	22,020	855,257
Tyson Foods, Inc. Class A	114,227	6,537,211
		131,972,660
TOTAL FOOD PRODUCTS		152,022,048
HOUSEHOLD PRODUCTS – 25.4%
Household Products – 25.4%
Central Garden and Pet Co. (a)	4,119	160,476
Central Garden and Pet Co. Class A (a)	21,704	768,105
Church & Dwight Co., Inc.	106,316	9,397,271
Colgate-Palmolive Co.	351,312	27,715,004
Energizer Holdings, Inc.	22,140	871,209
Kimberly-Clark Corp.	138,501	18,363,848
Spectrum Brands Holdings, Inc.	13,806	785,147

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Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
The Clorox Co.	52,816	$ 10,946,116
The Procter & Gamble Co.	986,923	135,307,143
WD-40 Co.	6,639	1,615,800
TOTAL HOUSEHOLD PRODUCTS		205,930,119
PERSONAL PRODUCTS – 3.2%
Personal Products – 3.2%
BellRing Brands, Inc. Class A (a)	12,992	237,624
Coty, Inc. Class A	93,055	269,859
Edgewell Personal Care Co. (a)	18,553	486,460
elf Beauty, Inc. (a)	13,739	278,490
Herbalife Nutrition Ltd. (a)	41,465	1,871,730
Inter Parfums, Inc.	8,390	344,493
Medifast, Inc.	4,085	573,902
Nu Skin Enterprises, Inc. Class A	19,447	959,709
The Estee Lauder Cos., Inc. Class A	92,316	20,278,133
USANA Health Sciences, Inc. (a)	6,393	483,630
TOTAL PERSONAL PRODUCTS		25,784,030
TOBACCO – 8.2%
Tobacco – 8.2%
Altria Group, Inc.	734,789	26,511,187
Philip Morris International, Inc.	543,439	38,595,038
Turning Point Brands, Inc.	6,020	225,569

	Shares	Value

Universal Corp.	9,651	$ 384,592
Vector Group Ltd.	47,120	433,033
TOTAL TOBACCO		66,149,419
TOTAL COMMON STOCKS (Cost $779,294,927)		807,663,309
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,900,000)	1,900,000	1,900,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $781,194,927)		809,563,309
NET OTHER ASSETS (LIABILITIES) (c) – (0.0%)		(31,255)
NET ASSETS – 100.0%		$ 809,532,054

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $132,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Consumer Staples Select Sector Index Contracts	33	December 2020	$2,057,880	$(75,445)	$(75,445)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last
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Schedule of Investments (Unaudited)–continued
available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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